Investments in Associates and Joint Ventures_Accumulated Unrecognized Share Of Losses In Investments In Associates(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Doosung Metal Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	₩ (4)	₩ (31)
Accumulated unrecognized loss	19	23
Incheon Bridge Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	487	16,202
Accumulated unrecognized loss	16,689	16,202
Jungdong Steel Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	13
Accumulated unrecognized loss	489	489
Dpaps Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	141	(4)
Accumulated unrecognized loss	325	184
Shinla Construction Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	7
Accumulated unrecognized loss	183	183
Jaeyang Industry Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	30	0
Accumulated unrecognized loss	30	0
Terra Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	14	0
Accumulated unrecognized loss	14	0
Jungdo Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	161	0
Accumulated unrecognized loss	161	0
Jinseung Tech Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	3	0
Accumulated unrecognized loss	3	0
Korea NM Tech Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	28	0
Accumulated unrecognized loss	28	0
JSC Bank CenterCredit
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	(108,761)
Accumulated unrecognized loss	0	0
Ejade Co., Ltd.
Disclosure Of Accumulated Unrecognized Share Of Losses In Investments In Associates Line Items [Line Items]
Unrecognized loss	0	(1,181)
Accumulated unrecognized loss	₩ 0	₩ 0